Financial Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Financial Assets and Liabilities
Financial assets and financial liabilities comprise the following:

	2020	2019
	(EUR’000)
Financial assets
Trade receivables	387	804
Other receivables	2,251	1,463
Marketable securities	249,558	—
Cash and cash equivalents	584,517	598,106

Financial assets measured at amortized cost	836,713	600,373

Financial liabilities
Lease liabilities	91,975	36,619
Trade payables and accrued expenses	21,897	27,765

Financial liabilities measured at amortized cost	113,872	64,384

Summary of Marketable securities	The composition of the portfolio and its fair values are specified in the following table (the Company did not hold any marketable securities at December 31, 2019):

	Carrying amount	Fair value
	(EUR’000)
December 31, 2020
Marketable securities
U.S. Treasury bills	46,243	46,245
U.S. Government Bonds	62,088	62,101
Commercial papers	10,583	10,581
Corporate bonds	121,282	121,234
Agency bonds	9,362	9,369

Total marketable securities	249,558	249,530

Classified based on maturity profiles
Non-current assets	115,280	115,277
Current assets	134,278	134,253

Total marketable securities	249,558	249,530

Specified by rate structure
Fixed rate	175,757	175,732
Floating rate	16,975	16,972
Zero-coupon	56,826	56,826

Total marketable securities	249,558	249,530

Specified by credit-rating
AAA- – AA-	93,229	93,240
A+ – A-	99,503	99,464
A-1+	56,826	56,826

Total marketable securities	249,558	249,530

Summary of Foreign Currency Sensitivity Analysis

		Hypothetical impact on consolidated financial statements
	Nominal positions	Increase in foreign exchange rate	Profit and loss before tax	Equity before. tax
	(EUR ‘000)
December 31, 2020
USD/EUR	797,927	10%	79,793	79,793
GBP/EUR	1,555	10%	155	155

		Hypothetical impact on consolidated financial statements
	Nominal positions	Increase in foreign exchange rate	Profit and loss before tax	Equity before tax
	(EUR ‘000)
December 31, 2019
USD/EUR	477,764	10%	47,776	47,776
GBP/EUR	(858)	10%	(86)	(86)

Summary of Maturity Analysis For Financial Liabilities
Maturity analysis for financial liabilities recognized in the consolidated statements of financial position are specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
December 31, 2020
Lease liabilities	6,974	38,321	68,516	113,811	91,975
Trade payables and accrued expenses	21,897	—	—	21,897	21,897

Total financial liabilities	28,871	38,321	68,516	135,708	113,872

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
December 31, 2019
Lease liabilities	6,020	19,405	17,606	43,031	36,619
Trade payables and accrued expenses	27,765	—	—	27,765	27,765

Total financial liabilities	33,785	19,405	17,606	70,796	64,384